RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Principal Related Party Transactions and Amounts Due from and Due to Related Parties

For the periods presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Purchases from related parties (Note 23(a))	121,439	105,154	92,906
Sales to related parties (Note 23(b))	4,817	2,207	5,454
Lease of property from a related party (Note 23(d))	1,082	1,082	1,082
Disposal of a subsidiary to a related party (Note 23(f))	—	20,000	—

	December 31,
	2011	2012
	RMB	RMB

Amounts due from related parties (Note 23(c))	4,649	8,254
Amounts due to related parties (Note 23(e))	18,169	18,381

Notes:

(a)	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.

The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 60 to 90 days. For the periods presented, none of the Group’s suppliers accounted for 10% or more of the Group’s purchases of merchandise.

(b)	In the normal course of business, the Group sold merchandise to the following related parties as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

JZJ Holding	1,607	—	—
Neptunus Group and its affiliates	3,210	2,207	5,454

	4,817	2,207	5,454

(c)	The amounts due from related parties represent the following:

	December 31,
	2011	2012
	RMB	RMB

Amount due from Neptunus Group and its affiliates related to:

Sales of merchandise (Note 23(b))	2,207	7,304
Expenses paid on behalf of related parties	287	950

	2,494	8,254

Amount due from JZJ Holding related to:

Sales of merchandise (Note 23(b))	1,607	—
Expenses paid on behalf of related parties	548	—

	2,155	—

Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively.

(d)	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.

(e)	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 23(a) above.

(f)	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company’s equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group’s financial position or business operation.